Assets Held for Sale - Summary of Assets Held for Sale (Detail) - GBP (£) £ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Assets Held For Sale [line items]
Property, plant and equipment	£ 10,176	£ 10,348	£ 11,058
Right of use of assets	830	966	1,071
Goodwill	10,597	10,562	5,789
Inventory	5,996	5,947
Cash and cash equivalents	6,292	4,707	£ 3,874
Total assets held for sale	106	366
Assets held for sale [member]
Assets Held For Sale [line items]
Property, plant and equipment	25	80
Right of use of assets		7
Lease liabilities		(7)
Goodwill		124
Other intangibles	62	175
Inventory	19	109
Cash and cash equivalents		507
Other		(122)
Total assets held for sale	£ 106	£ 873